Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and equipment, net

Property and equipment, net consist of the following at year-end:

	2017	2016
Land	$158,634	$145,417
Buildings and leasehold improvements	633,747	605,156
Equipment	642,449	563,973
Total cost	1,434,830	1,314,546
Total accumulated depreciation	(544,094)	(466,580)
	$890,736	$847,966

 Total depreciation expense for fiscal years 2017, 2016 and 2015 amounted to $89,085, $83,993 and $96,383, respectively.